FINANCIAL INSTRUMENTS - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 252,234
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	93
FVTPL | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	43,724	$ 10,554
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	605
FVTOCI | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	132
Amortised cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	40,506	36,987
Amortised cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	25,968	51,386
Amortised cost | Contingent consideration
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	49,644
Amortised cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	87,598	61,363
Amortised cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	81	368
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	19,284	19,384
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,166	3,536
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	327	1,220
FVTPL | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,478
FVTOCI | LETE's
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		396
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	165	71
Amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	278,939	62,721
Amortised cost | Contribution to risk funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		418
Amortised cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	615
Amortised cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	201,664	156,676
Amortised cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	15,100	21,235
Amortised cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	6,250	4,002
Amortised cost | Guarantee payments related to the future lease of a property under construction
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,553	$ 1,383
Amortised cost | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 35